DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2022
Disclosure of debt instruments [Abstract]
DEBT SECURITIES IN ISSUE
NOTE 29: DEBT SECURITIES IN ISSUE

	2022 £m	2021 £m
Senior unsecured notes issued	36,819	37,354
Covered bonds (note 30)	14,242	17,409
Certificates of deposit issued	7,225	4,454
Securitisation notes (note 30)	2,780	3,672
Commercial paper	12,753	8,663
Total debt securities in issue	73,819	71,552